Employee Benefit Plans - 401(k) Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Employee Benefit Plans
Period of service for being covered under 401(k) plan	90 days
Expense for contributions for continuing operations related to the 401(k) plan	$ 1,431	$ 1,245	$ 1,163